CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 3,325	$ 18,398	$ 12,057
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	2,460	5,738	4,450
Comprehensive income	5,785	24,136	16,507
Less: Comprehensive income attributable to non-controlling interest	(742)	(497)
Comprehensive income attributable to Pactera Technology International Ltd.	$ 5,043	$ 23,639	$ 16,507